Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Option, Restricted Stock Unit, and Performance Stock Unit Grant Timing Practices
During 2025, our compensation committee and our board consistently applied the following guidelines for stock option, restricted stock unit, and performance stock unit grant and timing practices.
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New Employees: stock option, restricted stock unit, and performance stock unit grants to new hires are effective on the first day of the new employee’s employment with us or upon approval by our compensation committee, and the exercise price for the options is set at the closing price of our Class A common stock on the day prior to approval.

•
Existing Employees: stock option, restricted stock unit, and performance stock unit grants to existing employees are effective on the date that our compensation committee approves the grant, and the exercise price for the options is set at or above the closing price of our Class A common stock on the day prior to approval.

No stock options were granted during 2025.
The compensation committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Our directors, officers, and managers are required to sign a confidentiality agreement and, upon receiving a stock option grant, or a restricted stock unit or performance stock unit award, a one-year non-compete agreement commencing with the date they leave our company.

Award Timing Method
During 2025, our compensation committee and our board consistently applied the following guidelines for stock option, restricted stock unit, and performance stock unit grant and timing practices.
•
New Employees: stock option, restricted stock unit, and performance stock unit grants to new hires are effective on the first day of the new employee’s employment with us or upon approval by our compensation committee, and the exercise price for the options is set at the closing price of our Class A common stock on the day prior to approval.

•
Existing Employees: stock option, restricted stock unit, and performance stock unit grants to existing employees are effective on the date that our compensation committee approves the grant, and the exercise price for the options is set at or above the closing price of our Class A common stock on the day prior to approval.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The compensation committee does not take into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false